Jeffrey A. Engelsman
(303) 689-4285 - tel.
689-3827 - fax.


                                                                   June 10, 1997

Via EDGAR


Securities and Exchange Commission

Re:      Sticker to Retirement Plan Series Account of
         Great-West Life & Annuity Insurance Company
         File Nos. 33-83928 and 811-8762

Dear Ladies and Gentlemen:

     Attached is a revision to the Retirement Plan Series Account (the Series Account) Prospectus submitted pursuant to Rule 497(e). This Sticker is to be effective July 1, 1997. The Sticker is prompted because two new investment divisions have been added to the Series Account. These investment divisions invest exclusively in the corresponding portfolios of Maxim Series Fund, Inc.

Should you have any questions regarding this filing, please do not hesitate to call me at the above listed telephone number.

                                      Very truly yours,
                                      Jeffrey A. Engelsman
                                      Attorney